Schedule of detailed information about property, plant and equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Balance at beginning	£ 542	£ 2,154
Balance at ending	1,152	542	£ 2,154
Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,143	7,551	6,300
Additions			1,209
Effect of modification to lease terms			(82)
Charge for the year		271	(271)
Disposals		(5,210)
Disposals, property, plant and equipment		5,210
Balance at ending	2,793	2,143	7,551
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,601	5,397	4,317
Additions	1,040	209
Effect of modification to lease terms	(24)	(678)
Charge for the year		183	(202)
Disposals	366
Increase (decrease) through transfers, property, plant and equipment
Disposals, property, plant and equipment	(366)
Balance at ending	1,641	1,601	5,397
Charge for the year	403	1,207	1,282
Disposals	(363)	(5,186)
Balance at end	1,152	542	2,154
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	53
Balance at ending	60	53
Balance at end	53	4	13
Fixtures and fittings [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		248	253
Additions	57		4
Effect of modification to lease terms
Charge for the year	8	7	(9)
Disposals	(50)	(202)
Disposals, property, plant and equipment	50	202
Balance at ending			248
Disposals	(50)
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	49	235	241
Adoption of IFRS 16 Leases
Effect of modification to lease terms
Charge for the year		7	(8)
Balance at ending	7	49	235
Charge for the year			2
Charge for the year		9
Disposals		(202)
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	4	2,038
Balance at ending	53	4	2,038
Balance at end	49	2	244
Leasehold improvements [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning			2,013
Additions		58	137
Effect of modification to lease terms
Charge for the year		92	(112)
Disposals	(4)	(2,184)
Disposals, property, plant and equipment	4	2,184
Disposals	(3)
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2	1,794	1,485
Adoption of IFRS 16 Leases
Additions	53
Effect of modification to lease terms
Charge for the year		81	(91)
Increase (decrease) through transfers, property, plant and equipment
Balance at ending	4	2	1,794
Charge for the year	5	310	400
Disposals		(2,183)
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	236	403
Balance at ending	242	236	403
Balance at end	29	37	71
Computer equipment [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning			383
Additions		16	23
Effect of modification to lease terms
Charge for the year		2	(3)
Disposals	(10)	(185)
Disposals, property, plant and equipment	10	185
Disposals	(8)
Computer equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	199	332	265
Adoption of IFRS 16 Leases
Additions	16
Effect of modification to lease terms
Charge for the year		2	(3)
Increase (decrease) through transfers, property, plant and equipment
Balance at ending	213	199	332
Charge for the year	22	50	70
Disposals		(185)
Laboratory equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,662	3,738
Balance at ending	1,563	1,662	3,738
Balance at end	358	423	998
Laboratory equipment [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning			3,651
Additions			223
Charge for the year		112	(136)
Disposals		(2,323)
Disposals, property, plant and equipment		2,323
Laboratory equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,239	2,740
Adoption of IFRS 16 Leases
Additions	194	135
Effect of modification to lease terms
Charge for the year		79	(93)
Disposals	(138)
Increase (decrease) through transfers, property, plant and equipment	(155)
Disposals, property, plant and equipment	138
Balance at ending	1,205	1,239	2,740
Balance at beginning			2,326
Charge for the year	178	720	507
Disposals	(138)	(2,300)
Transfer	(74)
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	188	1,124
Balance at ending	875	188	1,124
Balance at end	663	76	828
Right-of-use assets [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Adoption of IFRS 16 Leases			395
Additions			822
Effect of modification to lease terms	(24)	(678)	(82)
Charge for the year		58	(11)
Disposals	(164)	(316)
Disposals, property, plant and equipment	164	316
Disposals	(164)
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	112	296
Additions	720
Charge for the year		14	(7)
Increase (decrease) through transfers, property, plant and equipment	155
Balance at ending	212	112	296
Charge for the year	190	118	£ 303
Disposals		£ (316)
Transfer	£ 74